Income Taxes - Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal, current	$ 285,856	$ 247,898	$ 138,343
State, current	4,618	30,790	223
Foreign, current	5,198	19,235	10,464
Total current	295,672	297,923	149,030
Federal, deferred	(64,482)	94,991	36,157
State, deferred	(6,041)	3,958	(39)
Foreign, deferred	(11,995)	(8,085)	20,446
Total deferred	(82,518)	90,864	56,564
Total provision for income taxes	$ 213,154	$ 388,787	$ 205,594